Cash generated from operations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2018
Cash generated from operations
(Loss) / profit before tax	$ 783,847	$ (271,729,101)	$ (1,136,853)
Adjustments for:
Depreciation	308	52,550	4,787
Change in trade and other receivables	(57,608)	(6,131,559)	(173,204)
Change in trade and other payables	3,632,800	(1,289,125)	(1,283,887)
Share option charge	11,392	165,570	121,597
Finance income	(510,252)		(64,902)
Interest payable	88,466	1,078,070	392,783
Change in fair value of warrants		98,090,070
IFRS 2 adjustment relating to reverse acquisition		155,459,939
Cash (used in)/generated from operations	3,948,953	(24,303,586)	(2,139,679)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)		(5,265,371)	929,056
Convertible facilities received	3,706,686	14,147,700	1,679,652
Borrowings received		(5,041,971)
Net interest charge	409,218	(99,904)	332,124
Facilities converted		18,863,600
Repayments of borrowings		6,119,891
Movement in cash	3,916,045	86,765,376	(4,225,118)
Movement on foreign exchange		(228,132)	42,468
Movement in net cash/ (debt)	618,577	92,231,160	(6,194,427)
Closing net cash/(debt)	929,056	86,965,789	(5,265,371)
Composition of closing net cash/(debt)
Cash	4,226,524	86,965,789	194,602	$ 310,479
Bank loans			(1,033,632)
Convertible loans	(3,297,468)		(4,426,340)
Net cash/(debt)	$ 929,056	$ 86,965,789	$ (5,265,371)		$ 310,479